Shareholder Fees {- Fidelity® Series Growth Company Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Series Growth Company Fund - Series PRO-07 | Fidelity® Series Growth Company Fund
Shareholder Fees:
(fees paid directly from your investment)	none